Note 3 - Net Loss Per Common Share	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes to Financial Statements
Earnings Per Share [Text Block]

3.         NET LOSS PER COMMON STOCK SHARE

Basic and diluted net loss per common share is determined by dividing net loss less deemed dividends by the weighted-average common shares outstanding during the period. For all periods presented the common shares underlying the stock options, RSUs and warrants have been excluded from the calculation because their effect would be anti-dilutive. Therefore, the weighted-average common shares outstanding used to calculate both basic and diluted loss per common shares is the same. The following table illustrates the computation of basic and diluted loss per share:

	Nine Months Ended
	September 30,
(In thousands)	2024	2023
Net loss	(20,407)	(16,258)
Less: Initial Public Offering Common Stock discount amortization	(58)	(75)
Less: Public Offering Common Stock discount amortization	(184)	(183)
Less: Undeclared dividends attributable to convertible preferred stock	(4,272)	(1,323)
Net loss attributable to common shareholders	(24,922)	(17,839)

	Nine Months Ended		Nine Months Ended
	September 30, 2024		September 30, 2023
	Common Stock	Preferred Stock	Common Stock	Preferred Stock
Net loss per share, basic and diluted
Allocation of undistributed net loss	$(2,957)	$(21,965)	$(8,765)	$(9,074)
Weighted average shares outstanding, basic and diluted	1,432,787	22,793	1,040,190	7,011
Basic and diluted net loss per share	$(2.06)	$(963.64)	$(8.43)	$(1,294.31)

For the nine months ended September 30, 2024, there were 56,239 restricted stock units and 15,416 warrants that were excluded from the computations of diluted weighted-average shares of common stock because they were anti-dilutive.

During the nine months ended September 30, 2024, the Company entered into three exchange agreements (the "Exchange Agreements"). The first agreement reclassified convertible promissory notes with $8.0 million of principal into 8,000 shares of Series D convertible voting preferred stock (the “Series D Stock”). The second agreement reclassified (i) convertible promissory notes with $7.2 million of principal and (ii) accrued interest of $1.63 million for a total of $8.8 million into 8,837.58 shares of Series D Stock. The third agreement reclassified (i) convertible promissory notes with $2.4 million of principal and (ii) accrued interest of $0.59 million for a total of $3.0 million into 2,997 shares of Series E Stock. See Note 10 - Stockholder’s Equity for details concerning the Series D and Series E Stock.

3.	NET LOSS PER COMMON SHARE

Basic and diluted net loss per common share is determined by dividing net loss less deemed dividends by the weighted-average common shares outstanding during the period. For all periods presented, the common shares underlying the stock options, RSUs and warrants have been excluded from the calculation because their effect would be anti-dilutive. Therefore, the weighted-average common shares outstanding used to calculate both basic and diluted loss per common shares are the same. The following table illustrates the computation of basic and diluted loss per share:

	Year Ended
	December 31,
	2023	2022
Net loss	$(20,949,300)	$(34,731,000)
Less: Initial Public Offering Common Stock discount amortization	(99,900)	(100,000)
Less: Public Offering Common Stock discount amortization	(244,800)	(244,800)
Less: Undeclared dividends attributable to preferred stock	(2,205,500)	—
Net loss attributable to common shareholders	$(23,499,500)	$(35,075,800)

	Year Ended		Year Ended
	December 31, 2023		December 31, 2022
	Common Stock	Preferred Stock	Common Stock	Preferred Stock
Net loss per share, basic and diluted
Allocation of undistributed net loss	$(13,816,900)	$(9,682,600)	$(35,075,800)	$—
Weighted average shares outstanding, basic and diluted	1,097,630	8,773	544,475	—
Basic and diluted net loss per share	$(12.59)	$(1,103.73)	$(64.42)	$—

For the year ended December 31, 2023, there were 59,632 restricted stock units and 15,416 warrants, that were potentially dilutive securities excluded from the computations of diluted weighted-average shares of common stock.

During the year ended December 31, 2023, the Company entered into an Exchange Agreement whereby outstanding promissory notes totaling $14,000,000 were exchanged for 14,000 shares of Series C Convertible Voting Preferred Stock (the “Series C Stock”). See Note 10 for details about conversion price. The Series C Stock accrues an annual 25% dividend, whether or not declared, which if unpaid is added to the aggregate liquidation preference. During the year ended December 31, 2023, the preferred shareholders earned $2,205,500 of preferred dividends. The dividends were not accrued on the condensed consolidated balance sheet as of December 31, 2023, as these dividends were not declared.